Related Party Transactions	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Related Party Transactions

Service Company
The Service Company allocates the costs for services provided based on cost drivers designed to result in fair and equitable allocations. This includes ensuring that the regulated utilities served, including DP&L, are not subsidizing costs incurred for the benefit of other businesses.

Benefit Plans
DPL participates in an agreement with Health and Welfare Benefit Plans LLC, an affiliate of AES, to participate in a group benefits program, including but not limited to, health, dental, vision and life benefits. Health and Welfare Benefit Plans LLC administers the financial aspects of the group insurance program, receives all premium payments from the participating affiliates, and makes all vendor payments.

Long-term Compensation Plan
During 2019, 2018 and 2017, some of DPL’s non-union employees received benefits under the AES Long-term Compensation Plan, a deferred compensation program. This type of plan is a common employee retention tool used in our industry. Benefits under this plan are granted in the form of performance units payable in cash and AES restricted stock units. Restricted stock units vest ratably over a three-year period. The performance units payable in cash vest at the end of the three-year performance period and are subject to certain AES performance criteria. Total deferred compensation expense recorded during 2019, 2018 and 2017 was $0.0 million, $0.4 million and $0.4 million, respectively, and was included in “Operation and maintenance” on DPL’s Consolidated Statements of Operations. The value of these benefits is being recognized over the 36-month vesting period and a portion is recorded as miscellaneous deferred credits with the remainder recorded as “Paid in capital” on DPL’s Consolidated Balance Sheets in accordance with FASC 718 “Compensation - Stock Compensation.”

The following table provides a summary of our related party transactions:

	Years ended December 31,
$ in millions	2019	2018	2017
Transactions with the Service Company
Charges for services provided	$33.8	$41.0	$46.5
Charges to the Service Company	$3.6	$4.9	$4.2
Transactions with other AES affiliates:
Payments for health, welfare and benefit plans	$11.2	$7.9	$15.4
Consulting services	$0.7	$2.0	$—

Balances with related parties:	At December 31, 2019	At December 31, 2018
Net payable to the Service Company	$(11.0)	$(4.8)
Net receivable from / (payable to) AES and other AES affiliates (a)	$2.0	$(0.5)

(a)
The December 31, 2019 net receivable amount includes a $5.1 million receivable balance with AES related to the sale of software previously recorded on AES Ohio Generation during the year ended December 31. 2019. There was no gain or loss recorded on the transaction.

DPL Capital Trust II
DPL has a wholly-owned business trust, DPL Capital Trust II (the Trust), formed for the purpose of issuing trust capital securities to third-party investors. Effective in 2003, DPL deconsolidated the Trust upon adoption of the accounting standards related to variable interest entities and currently treats the Trust as a nonconsolidated subsidiary. The Trust holds mandatorily redeemable trust capital securities. The investment in the Trust, which amounted to $0.2 million and $0.2 million at December 31, 2019 and 2018, respectively, is included in Other non-current assets. DPL also has a note payable to the Trust amounting to $15.6 million and $15.6 million at December 31, 2019 and 2018, respectively, that was established upon the Trust’s deconsolidation in 2003. See Note 7 – Long-term debt for additional information.

In addition to the obligations under the note payable mentioned above, DPL also agreed to a security obligation which represents a full and unconditional guarantee of payments to the capital security holders of the Trust.

Income Taxes
AES files federal and state income tax returns which consolidate DPL and its subsidiaries. Under a tax sharing agreement with AES, DPL is responsible for the income taxes associated with its own taxable income and records the provision for income taxes using a separate return method. Effective with the approval of DP&L's 2017 ESP, through November 21, 2019, DPL was restricted from making tax sharing payments to AES throughout the term of the DMR and amounts that would otherwise have been tax sharing liabilities were converted to deemed capital contributions. With the November 21, 2019 order from the PUCO that removed the DMR, this requirement was eliminated. See Note 8 – Income Taxes for more information.